Risks Arising from Financial Instruments - Summary of Foreign Exchange Risk on Operating Activities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Euro to Canadian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	$ (44)	$ (52)
Total hedges	35	39
Open position	(9)	(13)
Euro to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(119)	(151)
Total hedges	85	156
Open position	(34)	5
Euro to Pound Sterling [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(135)	(126)
Total hedges	101	124
Open position	(34)	(2)
Euro to South African Rand [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(83)	(99)
Total hedges	66	95
Open position	(17)	(4)
Euro to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(31)	(49)
Total hedges	40	46
Open position	9	(3)
Euro to US Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(340)	(409)
Total hedges	299	337
Open position	(41)	(72)
Mexican peso to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(145)	(178)
Total hedges	133	161
Open position	(12)	(17)
Pound Sterling to Euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(40)	(39)
Total hedges	37	40
Open position	(3)	1
US dollar to Argentinian peso [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(539)	(531)
Total hedges	494	510
Open position	(45)	(21)
US Dollar to Australian Dollar [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	0	(216)
Total hedges	0	204
Open position	0	(12)
US Dollar to Bolivian Boliviano [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(59)	(69)
Total hedges	66	70
Open position	7	1
US Dollar to Brazilian Real [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(1,410)	(1,443)
Total hedges	1,258	1,447
Open position	(152)	4
US Dollar to Canadian Dollar [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(340)	(287)
Total hedges	268	295
Open position	(72)	8
US Dollar to Chilean Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(109)	(109)
Total hedges	103	102
Open position	(6)	(7)
US Dollar to Chinese Yuan [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(198)	(230)
Total hedges	194	191
Open position	(4)	(39)
US Dollar to Colombian Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(306)	(278)
Total hedges	272	272
Open position	(34)	(6)
US Dollar to Euro [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(81)	(108)
Total hedges	104	113
Open position	23	5
US Dollar to Mexican Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(986)	(1,105)
Total hedges	852	903
Open position	(134)	(202)
US Dollar to Paraguayan Guarani [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(120)	(124)
Total hedges	119	130
Open position	(1)	6
US Dollar to Peruvian Nuevo Sol [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(249)	(243)
Total hedges	189	205
Open position	(60)	(38)
US Dollar to South African Rand [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(108)	(28)
Total hedges	48	31
Open position	(60)	3
US Dollar to South Korean Won [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(65)	(88)
Total hedges	84	99
Open position	19	11
US Dollar to Uruguayan Peso [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(41)	(41)
Total hedges	39	41
Open position	(2)
Other currency [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Total exposure	(188)	(317)
Total hedges	171	250
Open position	$ (17)	$ (67)